RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Jointly controlled companies
ASSETS
Clients	R$ 154,736	R$ 53,495
Dividends / Interest on own capital receivable	242,835	230,199
Other assets	1,286	709
Total assets	398,857	284,403
LIABILITIES
Suppliers	6,255	23,121
sundry obligations	38,940	39,910
Purchased Electricity	23,646	49,584
Total liabilities	68,841	112,615
RESULT
Revenue from the use of Electricity	401,993	179,157
Income from services rendered	7,324	43,649
Other Revenues	299,018	2,276
Interest Income, Commissions and Exchange Rates and Variations	25,113	65,732
Purchased Electricity	(543,908)	35,514
Network Use Charges	(57,723)	(104,629)
Other Expenses	78,749	(133,289)
Financial expenses	(12)
Total	210,554	88,410
Associates
ASSETS
Clients	3,788
Dividends / Interest on own capital receivable	465,159	599,676
Other assets	41,056	46,306
Total assets	510,003	645,982
RESULT
Interest Income, Commissions and Exchange Rates and Variations		13,804
Other Expenses		(78,768)
Total		(64,964)
Post-employment benefit entities
ASSETS
Other assets	59,712	146,981
Total assets	59,712	146,981
LIABILITIES
Suppliers		459
Provisions	177,503	285,659
Social security contributions	12,907	29,237
Actuarial debt agreements	2,907,762	3,014,599
sundry obligations		2,081
Loans and financing		1,172
Other liabilities	63,648	141,649
Total liabilities	3,161,820	3,474,856
RESULT
Other Revenues	53	10,838
Interest Income, Commissions and Exchange Rates and Variations	186
Other Expenses	(244,812)	(107,915)
Financial expenses	(43,161)	(14,618)
Total	R$ (287,734)	R$ (111,695)